Business combination - Additional Information (Details) ¥ in Thousands, $ in Thousands	Mar. 08, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Business combination
Unpaid cash consideration		¥ 16,338	$ 2,238	¥ 16,788
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Business combination
Percentage of equity interests acquired	52.37%
Cash consideration	¥ 34,473
Unpaid cash consideration		¥ 16,338	$ 2,238